STATEMENT OF INVESTMENTS
BNY Mellon Worldwide Growth Fund

January 31, 2024 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.7%
Banks - 2.0%
JPMorgan Chase & Co.	130,290		22,717,364
Capital Goods - 2.7%
Assa Abloy AB, Cl. B	681,340		18,693,559
BAE Systems PLC	858,460	[a]	12,788,362
			31,481,921
Consumer Discretionary Distribution & Retail - 4.2%
Amazon.com, Inc.	308,970	[a]	47,952,144
Consumer Durables & Apparel - 5.3%
Hermes International SCA	6,926	[a]	14,620,054
LVMH Moet Hennessy Louis Vuitton SE	55,665		46,296,612
			60,916,666
Consumer Services - 3.5%
Marriott International, Inc., Cl. A	74,950		17,967,764
McDonald's Corp.	75,435		22,081,333
			40,049,097
Energy - 6.6%
Chevron Corp.	249,295		36,753,562
Hess Corp.	278,750		39,172,737
			75,926,299
Financial Services - 10.9%
BlackRock, Inc.	32,590		25,234,763
London Stock Exchange Group PLC	119,355	[a]	13,508,704
Mastercard, Inc., Cl. A	46,750		21,001,503
S&P Global, Inc.	48,572		21,777,256
Visa, Inc., Cl. A	157,510	[b]	43,041,183
			124,563,409
Food, Beverage & Tobacco - 7.4%
Diageo PLC, ADR	78,135	[a,b]	11,277,225
Nestle SA, ADR	197,860	[a]	22,536,254
PepsiCo, Inc.	93,785		15,805,586
Philip Morris International, Inc.	205,795		18,696,476
The Coca-Cola Company	287,970		17,131,335
			85,446,876
Health Care Equipment & Services - 6.1%
Abbott Laboratories	168,135		19,024,475
EssilorLuxottica SA	86,450	[a]	16,996,688
Intuitive Surgical, Inc.	45,320	[a]	17,140,930
UnitedHealth Group, Inc.	32,070		16,411,502
			69,573,595

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 99.7% (continued)
Household & Personal Products - 5.7%
L'Oreal SA, ADR		529,095	[a,b]	50,581,482
The Estee Lauder Companies, Inc., Cl. A		26,260		3,466,057
The Procter & Gamble Company		69,780		10,965,229
				65,012,768
Insurance - .9%
AIA Group Ltd.		1,308,275	[a]	10,172,566
Materials - 2.7%
Air Liquide SA, ADR		433,909	[a,b]	16,210,840
Air Products & Chemicals, Inc.		56,770		14,516,657
				30,727,497
Media & Entertainment - 6.5%
Alphabet, Inc., Cl. C		313,165	[a]	44,406,797
Comcast Corp., Cl. A		333,295		15,511,549
Nintendo Co. Ltd.		253,270		14,166,922
				74,085,268
Pharmaceuticals, Biotechnology & Life Sciences - 7.6%
AstraZeneca PLC		116,960	[a]	15,566,633
Novo Nordisk A/S, ADR		507,040		58,177,770
Roche Holding AG, ADR		384,430	[a,b]	13,508,870
				87,253,273
Semiconductors & Semiconductor Equipment - 5.7%
ASML Holding NV		42,440		36,915,161
Texas Instruments, Inc.		181,760		29,103,411
				66,018,572
Software & Services - 12.8%
Adobe, Inc.		27,155	[a]	16,775,816
Intuit, Inc.		33,575		21,196,905
Microsoft Corp.		274,750		109,235,105
				147,207,826
Technology Hardware & Equipment - 5.5%
Apple, Inc.		342,075		63,078,630
Transportation - 3.6%
Canadian Pacific Kansas City Ltd.		332,560	[b]	26,761,103
Union Pacific Corp.		59,875		14,605,309
				41,366,412
Total Common Stocks (cost $433,733,636)				1,143,550,183
	1-Day Yield (%)
Investment Companies - .3%
Registered Investment Companies - .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $3,404,538)	5.40	3,404,538	[c]	3,404,538

Investment of Cash Collateral for Securities Loaned - 1.1%
Registered Investment Companies - 1.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $13,282,950)	5.40	13,282,950	[c]	13,282,950
Total Investments (cost $450,421,124)		101.1%		1,160,237,671
Liabilities, Less Cash and Receivables		(1.1%)		(13,011,974)
Net Assets		100.0%		1,147,225,697

ADR—American Depositary Receipt

a Non-income producing security.

b Security, or portion thereof, on loan. At January 31, 2024, the value of the fund’s securities on loan was $60,153,017 and the value of the collateral was $62,239,831, consisting of cash collateral of $13,282,950 and U.S. Government & Agency securities valued at $48,956,881. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Worldwide Growth Fund

January 31, 2024 (Unaudited)

The following is a summary of the inputs used as of January 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	980,740,083	162,810,100	††	-	1,143,550,183
Investment Companies	16,687,488	-		-	16,687,488

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The fund’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At January 31, 2024, accumulated net unrealized appreciation on investments was $709,816,547, consisting of $712,807,616 gross unrealized appreciation and $2,991,069 gross unrealized depreciation.

At January 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.